ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)			12 Months Ended
		Dec. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Net loss			$ 7,292,922	$ 6,594,442
Net cash used in operating activities			1,487,388	7,246,896
Accumulated deficit	[1]		$ 28,501,074	$ 21,208,152
Common Class A [Member] | Share Purchase Agreement [Member] | Mlink Limited [Member]
Consideration of shares		1,250,000
Mlink Limited [Member]
Acquire percentage		100.00%	100.00%

[1]	The consolidated financial statements give retroactive to the June 18, 2024 one-for-seven reverse share split.